Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Total	Share capital	Share Premium	Equity Settled Employee Benefit Reserve	Option premium on convertible loan	Translation Reserve	Accumulated Deficit	Non-controlling Interests	Total
Balance at beginning of period at Dec. 31, 2019	€ 94,329	€ 2,159	€ 287,214	€ 16,551		€ 151	€ (211,746)	€ (496)	€ 93,833
Result for the year	(46,565)						(46,565)	(49)	(46,614)
Other comprehensive income	(340)					(340)			(340)
Recognition of share-based payments	8,380	4	538	7,838					8,380
Issue of ordinary shares	272	2	270						272
Equity component of convertible loan	280				€ 280				280
Shares options lapsed				(91)			91
Shares options exercised	735		735	(473)			473		735
Balance at end of period at Dec. 31, 2020	57,091	2,165	288,757	23,825	280	(189)	(257,747)	(545)	56,546
Result for the year	(61,621)						(61,621)	(59)	(61,680)
Other comprehensive income	619					619			619
Recognition of share-based payments	6,603	5	382	6,216					6,603
Issue of ordinary shares	108,477	820	107,657						108,477
Equity component of convertible loan	1,146				1,146				1,146
Shares options lapsed				(522)			522
Shares options exercised	1,518	5	1,513	(1,076)			1,076		1,518
Balance at end of period at Dec. 31, 2021	113,833	2,995	398,309	28,443	1,426	430	(317,770)	(604)	113,229
Result for the year	(65,111)						(65,111)	220	(64,891)
Other comprehensive income	782					782			782
Recognition of share-based payments	2,869			2,869					2,869
Issue of ordinary shares	14,572	375	14,197						14,572
Equity component of convertible loan	(1,482)				€ (1,426)		(56)		(1,482)
Shares options lapsed				(1,817)			1,817
Shares options exercised	34		34	(443)			443		34
Balance at end of period at Dec. 31, 2022	€ 65,497	€ 3,370	€ 412,540	€ 29,052		€ 1,212	€ (380,677)	€ (384)	€ 65,113